CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.00%	4.00%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	8.25%	9.25%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.25%	0.50%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.80%	3.30%